Acquisition of Alternative Solutions, LLC (Details) - Business Acquisition, Pro Forma Information - USD ($)	3 Months Ended		9 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2018
Business Acquisition, Pro Forma Information [Abstract]
Revenues	$ 2,372,790	$ 1,827,999	$ 6,299,932	$ 5,139,455
Net loss	$ (12,850,356)	$ (10,839,019)	$ (24,402,155)	$ (14,632,294)
Basic net income per share	$ (0.10)	$ (0.17)	$ (0.26)	$ (0.25)
Diluted net income per share	$ (0.10)	$ (0.17)	$ (0.26)	$ (0.25)
Weighted average shares - basic	124,346,650	62,460,767	95,132,835	58,988,122
Weighted average shares - diluted	124,346,650	62,460,767	95,132,835	58,988,122